Capitalized Software and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Capitalized Software and Intangible Assets, Net
Capitalized software and intangible assets, net consist of the following:

	December 31,
	2021	2020
Capitalized software	$1,254	$202
Domain name	16	16
	1,270	218
Less: accumulated amortization	(214)	(30)
Capitalized software and intangible assets, net	$1,056	$188

Summary of Estimated Future Amortization Expense
The following table summarizes estimated future amortization expense of capitalized software and intangible assets, net for the years ending December 31:

2022	$222
2023	347
2024	347
2025	114
Thereafter	—
$1,030